Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (Notes 2(g) and 11)	$ 62,293	$ 52,583
Amounts due from related parties (Note 17(c))	2,668	5,726
Inventories (Note 2(i))	3,306	2,652
Other current assets (Notes 2(j) and 12(b))	5,626	5,511
Total current assets	73,893	66,472
Long-term assets:
Vessels, net of accumulated depreciation (Notes 2(k), 2(l), 2(m), 2(n), 13 and 17(e))	1,598,106	1,708,786
Right-of-use assets (Note 6)	2,742	1,490
Intangible assets, net (Notes 2(o) and 14(a))	75	681
Derivative assets (Notes 2(q), 10 and 11)	1,015
Accrued income	1,450	2,867
Total long term assets	1,603,388	1,713,824
Total assets	1,677,281	1,780,296
Current liabilities:
Trade accounts payable (Note 17(d))	3,872	3,848
Accrued expenses	6,429	5,380
Current portion of long-term debt (Notes 11 and 15)	88,578	184,188
Current lease liabilities (Note 6)	648	652
Current portion of derivative liabilities (Notes 2(q), 10 and 11)	6,754	10,695
Income taxes payable (Notes 2(r) and 16)	548	86
Current portion of contract liabilities (Notes 2(o) and 14(b))	1,518	1,518
Prepaid charter (Note 2(s))	6,186	5,424
Amount due to related parties (Note 17(c))	1,424	2,140
Total current liabilities	115,957	213,931
Long-term liabilities:
Long-term debt (Notes 2(p), 11 and 15)	878,548	846,157
Lease liabilities (Note 6)	2,093	838
Derivative liabilities (Notes 2(q), 10 and 11)	4,260	19,358
Contract liabilities (Notes 2(o) and 14(b))	651	2,168
Deferred tax liabilities (Notes 2(r) and 16)	228	295
Deferred revenues	2,529
Total long-term liabilities	888,309	868,816
Total liabilities	1,004,266	1,082,747
Commitments and contingencies (Notes 2(t) and 18)
Series A Convertible Preferred Units (Notes 19 and 20)	84,308	89,264
Partners' capital:
General partner interest: 640,278 and 615,117 units issued and outstanding at December 31, 2021 and 2020, respectively.	10,492	10,895
Total partners' capital	588,707	608,285
Total liabilities and equity	1,677,281	1,780,296
Common Units [Member]
Partners' capital:
Common unitholders	568,762	$ 597,390
Class B Units
Partners' capital:
Common unitholders	$ 9,453